Share-based payment	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT

Note 20: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors approved an unregistered share options plan. In September 2016 the Company’s Board of Directors approved an amendment to the plan, to cover issuance of restricted shares (“RS”) under the plan and named it the Israeli Share Award Plan (“2011 Plan”).

Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter. As of 2020 granted share options and RS are vest over fore equal annual installments of 25% of the granted options.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2020	2019	2018
	U.S. Dollar in thousands
Cost of revenues	$244	$364	$401
Research and development	184	254	224
Selling and marketing	39	63	51
General and administrative	510	482	272
Total share-based compensation	$977	$1,163	$948

b.	Share options granted to the Company’s Chief Executive Officer (“CEO”)

On March 25, 2020, the Company’s shareholders approved the grant of options to purchase 90,000 Ordinary Shares of the Company at an exercise price of NIS 21.34 per share and 30,000 RS to the Company’s CEO. The fair value of the options and of the RSs was estimated based on the binomial option valuation model, was $166 thousands and $167 thousands, respectively.

c.	Share options and Restricted shares granted to Employees and Management

1.	On August 11, 2020, the Company’s Board of directors approved the grant of options to purchase 70,000 Ordinary Shares of the Company at an exercise price of NIS 29.41-29.68 per share to one members of the Company’s management and other employees. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $220 thousands.

d.	Share options granted to members of the Board of Directors

On March 25, 2020, the Company’s shareholders approved the grant of options to purchase 212,000 Ordinary Shares of the Company at an exercise price of NIS 23.67 per share to the Company’s Board of Directors members. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $356 thousands.

On December 10, 2020, the Company’s shareholders approved the grant of options to purchase 10,000 Ordinary Shares of the Company at an exercise price of NIS 29.41 per share to the Company’s Board of Directors member. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $20 thousands.

e.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2020		2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,336,554	27.87	2,445,597	29.99	2,572,372	32.47
Granted	382,000	24.36	443,800	20.64	617,825	19.02
Exercised	(449,093)	18.49	(67,470)	32.30	(53,584)	15.77
Forfeited	(608,503)	51.68	(485,373)	16.98	(691,016)	30.51

Outstanding at end of year	1,660,958	20.38	2,336,554	27.87	2,445,597	29.99
Exercisable at end of year	799,640	18.97	1,412,023	33.17	1,406,048	38.02
The weighted average remaining contractual life for the share options		4.18		3.39		3.63

The range of exercise prices for share options outstanding as of December 31, 2020 and 2019 were NIS 14.82- NIS 29.68. Exercise is by cashless method.

f.	The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2020	2019	2018

Outstanding at beginning of year	145,896	139,706	76,512
Granted	30,000	69,725	96,308
End of restriction period	(58,328)	(18,643)	(23,572)
Forfeited	(13,049)	(44,892)	(9,542)

Outstanding at end of year	104,519	145,896	139,706
The weighted average remaining contractual life for the restricted share	4.39	2.78	3.21

g.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2020	2019	2018
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	30-55	23-41	25-39
Risk-free interest rate (%)	0.01 – 0.58	0.3 – 1.7	0.2-2.0
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	20.28-28.98	19.17-19.65	18.49-21.17
Expected average forfeiture rate (%)	1.9-5.9	2-6	1-5